Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Wells Fargo net income	$ 23,057	$ 21,878	$ 18,897
Investment securities:
Net unrealized gains (losses) arising during the period	5,426	(7,661)	5,143
Reclassification of net gains to net income	(1,532)	(285)	(271)
Derivatives and hedging activities:
Net unrealized gains (losses) arising during the period	952	(32)	52
Reclassification of net gains on cash flow hedges to net income	(545)	(296)	(388)
Defined benefit plans adjustments:
Net actuarial gains (losses) arising during the period	(1,116)	1,533	(775)
Amortization of net actuarial loss, settlements and other to net income	74	276	144
Foreign currency translation adjustments:
Net unrealized losses arising during the period	(60)	(44)	(6)
Reclassification of net (gains) losses to net income	6	(12)	(10)
Other comprehensive income (loss), before tax	3,205	(6,521)	3,889
Income tax (expense) benefit related to other comprehensive income	(1,300)	2,524	(1,442)
Other comprehensive income (loss), net of tax	1,905	(3,997)	2,447
Less: Other comprehensive income (loss) from noncontrolling interests	(227)	267	4
Wells Fargo other comprehensive income (loss), net of tax	2,132	(4,264)	2,443
Wells Fargo comprehensive income	25,189	17,614	21,340
Comprehensive income from noncontrolling interests	324	613	475
Total comprehensive income	$ 25,513	$ 18,227	$ 21,815